Acquisition payable (Detail Textuals) (Baofeng Shuangrui Coal Co. Ltd)		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012 Hongli USD ($)	Jun. 30, 2012 Hongli CNY	Jun. 30, 2013 Hongli USD ($)	Aug. 10, 2010 Hongli
Business Acquisition [Line Items]
Ownership	100.00%	100.00%	100.00%		60.00%
Remaining equity interest acquired		40.00%	40.00%
Purchase price		$ 4,530,400	28,000,000
Acquisition payable		$ 4,593,600		$ 4,692,200